Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
25	Financial assets at fair value through other comprehensive income

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Trade and bills receivable (i)
- Amounts due from related parties (note 22)	25,000	—
- Others	1,047,690	582,354

	1,072,690	582,354
Equity investments	5,000	5,000

	1,077,690	587,354

(i)
As at 31 December 2021 and 2022, certain trade receivables and bills receivable were classified as financial
assets at FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.

(ii)
As at 31 December 2022, the Group discounted certain bank acceptance bills to banks for cash proceeds and endorsed certain bank acceptance bills to suppliers on a full recourse basis for settling trade payables of the same amount. The Group has derecognized these bills receivable and the payables to suppliers in their entirety. These derecognized bank acceptance bills had a maturity date less than twelve months from the end of the reporting period. In the opinion of the directors, the Group has transferred substantially all the risks and rewards of ownership of these bills to its suppliers, and the Group has limited exposure in respect of the settlement obligation of these bills receivable under the relevant PRC rules and regulations should the issuing banks fail to settle the bills on maturity date. The Group considered the issuing banks of the bills are of good credit rating and the non-settlement
of these bills by the issuing banks on maturity is not probable.

As at 31 December 2022, the Group’s maximum exposure to loss and undiscounted cash outflow, which is the same as the amounts payable by the Group to banks or suppliers in respect of the discounted bills and endorsed bills, should the issuing banks fail to settle the bills on maturity date, amounted to RMB 196,667 thousand and RMB 178,369 thousand respectively.